REINSURANCE (Tables)	12 Months Ended
Dec. 31, 2017
Reinsurance Disclosures [Abstract]
Schedule Of Effect Of Reinsurance
The following table summarizes the effect of reinsurance:

	2017	2016	2015
	(in millions)
Direct policy charges and fee income	$243	$249	$207
Reinsurance assumed	—	—	—
Reinsurance ceded	(63)	(61)	(54)
Policy charges and fee income	$180	$188	$153

Direct premiums	$59	$38	$39
Reinsurance assumed	3	3	1
Reinsurance ceded	(39)	(37)	(39)
Premiums	$23	$4	$1

Direct policyholders' benefits	$163	$139	$189
Reinsurance assumed	1	2	1
Reinsurance ceded	(110)	(112)	(149)
Policyholders' benefits	$54	$29	$41